Goodwill and Identifiable Intangible Assets - Identifiable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	17 years
Gross Carrying Amount	$ 661	$ 651
Accumulated Amortization	376	337
Net Carrying Amount	285	314
Customer Contractual Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	19 years
Gross Carrying Amount	466	460
Accumulated Amortization	253	225
Net Carrying Amount	213	235
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	11 years
Gross Carrying Amount	168	164
Accumulated Amortization	108	98
Net Carrying Amount	60	66
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	17 years
Gross Carrying Amount	27	27
Accumulated Amortization	15	14
Net Carrying Amount	$ 12	$ 13